Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Financial Instruments [Abstract]
Summary of Euro Equivalent the Contractual Amounts of forward Exchange Contracts

The tables below summarise in euro equivalent the contractual amounts of forward exchange contracts used to hedge principally future cash flows from trade receivables and sale orders as at December 31, 2022 and 2021.

	31/12/22	31/12/21
British pounds	13,753	14,723
U.S. dollars	11,598	20,532
Euro	9,720	12,192
Chinese renminbi	7,428	—
Australian dollars	1,624	1,826
Japanese yen	861	1,152
Canadian dollars	—	812
Swedish kroner	—	99
Total	44,984	51,336

Summary of Information Regarding the Contract Amount in Estimated Fair Value of All of the Group's Forward Exchange Contacts

The following tables present information regarding the contract amount in euro equivalent amount and the estimated fair value of all of the Group’s forward exchange contracts. Contracts with net unrealized gains are presented as “assets” and contracts with net unrealized losses are presented as “liabilities”.

	2022		2021
	Contract amount	Unrealised gains/(losses)	Contract amount	Unrealised gains/(losses)
Assets	38,474	925	18,159	96
Liabilities	6,510	(66)	33,177	(691)
Total	44,984	859	51,336	(595)